Consolidated statement of changes in equity - USD ($) $ in Millions		Total		Total	Share capital		Share premium [2]	Treasury shares	Retained profits [3]	Other reserves [4]	Non- controlling interests
Number of shares outstanding at beginning of period at Dec. 31, 2019					101,739,000	[1]		(581,000)
Equity, beginning of period at Dec. 31, 2019		$ 2,680		$ 2,409	$ 153	[2]	$ 480	$ (51)	$ 2,372	$ (544)	$ 271
Total comprehensive income for the year		(407)		(360)					(344)	(15)	(48)
Dividends to non-controlling interests		(8)									(8)
Purchase of treasury shares (in shares)								(467,000)
Purchase of treasury shares		(16)		(16)				$ (19)	3
Share-based compensation	[5]	24		24						24	0
Issuance of shares under share-based payment schemes (in shares)								521,000
Issuance of shares under share-based payment schemes		1		1			(2)	$ 40	(11)	(26)
Number of shares, end of period (in shares) at Dec. 31, 2020					101,739,000	[1]		(526,000)
Equity, end of period at Dec. 31, 2020		2,274		2,059	$ 153	[2]	478	$ (30)	2,020	(562)	215
Total comprehensive income for the year		509		565					590	(25)	(57)
Dividends to non-controlling interests		$ (3)									(3)
Purchase of treasury shares (in shares)		(1,369,284)						(1,471,000)
Purchase of treasury shares		$ (54)		(54)				$ (56)	2
Share-based compensation	[5]	19		18						18	1
Issuance of shares under share-based payment schemes (in shares)								459,000
Issuance of shares under share-based payment schemes		1		1			(2)	$ 26	2	(25)
Change in scope of consolidation	[6]	(5)		(5)					(5)
Number of shares, end of period (in shares) at Dec. 31, 2021					101,739,217	[1]		(1,538,000)
Equity, end of period at Dec. 31, 2021		2,740	[7]	2,583	$ 153	[2]	476	$ (60)	2,609	(594)	157
Total comprehensive income for the year		155		204					177	27	(49)
Effects of rights offering (in shares)	[1],[8]				70,357,000
Effects of rights offering	[8]	717		717	$ 106	[2]	611
Dividends to non-controlling interests		(2)									(2)
Purchase of treasury shares (in shares)								(93,000)
Purchase of treasury shares		(3)		(3)				$ (4)	1
Share-based compensation	[5]	26		25						25	1
Issuance of shares under share-based payment schemes (in shares)								419,000
Issuance of shares under share-based payment schemes		1		1			(2)	$ 16	4	(17)
Effect of the buy-out of non-controlling interest in Panama	[9]	0		78					78		(78)
Number of shares, end of period (in shares) at Dec. 31, 2022					172,096,305	[1]		(1,213,000)
Equity, end of period at Dec. 31, 2022		$ 3,634		$ 3,605	$ 258	[2]	$ 1,085	$ (47)	$ 2,868	$ (559)	$ 29

[1]	The authorized share capital amounts to $300 million divided into 200 million shares with a par value of $1.50 each following the extraordinary general meeting held on February 28, 2022.
[2]	Share capital and share premium – see note C.1.
[3]	Retained profits – includes profit for the year attributable to equity holders, of which $472 million (2021: $486 million; 2020: $310 million) are not distributable to equity holders.
[4]	Other reserves – see note C.1.
[5]	Share-based compensation – see note C.1.
[6]	Cloud 2 Nube S.A. was a subsidiary owned by the Group at 55% and already fully consolidated as Millicom had control over it. As a result, in accordance with IFRS 10, the acquisition of the remaining 45% in Cloud 2 Nube S.A. has been treated as an equity transaction and non-controlling interests amounting to less than $1 million were transferred to the Group's equity against a purchase consideration of $5 million.
[7]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.
[8]	See note C.1.
[9]	Resulting from the exercise of the put option in Panama, see note A.1.2.